Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 221	₱ 228	₱ 2,822
Future amortization of intangible assets		1,174
2024 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets		220
2025 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets		220
2026 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets		221
2027 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets		214
2028 and onwards [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets		₱ 299